OPTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended					12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Shares issued for cash, shares		13,159,331	4,361,111	10,000,000		8,500,000
Share price			$ 0.114
Shares issued for cash				$ 600,000		$ 106,000	$ 1,573,000
Expected term			10 years		5 years	3 years
Volatility rate			35.13%
Exercise price			$ 0.11
Expected dividend rate			1.47%
Board of Advisory [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
[custom:OptionsPercentage]			1.00%
Shares issued for cash, shares			8,081,037
Proceeds from offering			$ 5
Share price			$ 0.11
Shares issued for cash			$ 436,908
Options vested percentage			50.00%
Board of Advisory [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options vested percentage	50.00%